Employee benefits - Net defined benefit obligations - Funded status (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,226	€ 3,097	€ 3,199	€ 2,337
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,625	3,471	3,740	€ 2,812
Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	446	419	571
Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,179	3,052	€ 3,169
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	22	28
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	405	401
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	405
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	812	709
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	828	710
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	41
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	788
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2	2
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2	2
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,711	1,753
French part-time for seniors plans | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,711	1,753
French part-time for seniors plans | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,711
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	678	605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	678	€ 605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 678